Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of Notes Payable Obligations to Related Parties Assumed in Acquisition

The Company's notes payable obligations to related parties are as follows:

	June 30, 2020	June 30, 2019

Note payable to a stockholder in which the $200,000 principal plus $10,000 of interest was payable in December 2019. Borrowings under the note increased and the maturity was extended to November 2021. The note bears interest at 6% interest and is payable in cash or common stock, at the Company's option. If interest is paid in common stock, the conversion price will be the market price at the time of conversion. Principal on the note at maturity is convertible into 400,000 shares of Series D Preferred Stock. If principal is paid prior to maturity, the right of conversion is terminated.

	400,000	$ 200,000

Fair value of unsecured notes payable to seller of Concepts and Solutions, a related party, bearing interest at 3% per year, payable in annual installments through November 30, 2021. Payments are subject to adjustment based on the achievement of minimum gross revenues and successful completion of certain pre-acquistion withholding tax issues of Concepts and Solutions.	1,030,079	-

Note payable to a stockholder in which the note principal plus 6% interest is payable in November 2021. Note was amended in March 2020 by increasing the balance by $225,000 and extending the maturity to March 2022. Interest is payable in cash or common stock, at the holders option. If interest is paid in common stock, the conversion price will be the market price at the time of conversion. Principal on the note at maturity is convertible into 1,000,000 shares of Series D Preferred Stock. If principal is paid prior to maturity, the right of conversion is terminated.	1,225,000	-

Note payable to a stockholder in which the note principal plus 6% interest is payable in November 2021. Interest is payable in cash or common stock, at the Company's option. If interest is paid in common stock, the conversion price will be the market price at the time of conversion. Principal on the note at maturity is convertible into 200,000 shares of Series D Preferred Stock. If principal is paid prior to maturity, the right of conversion is terminated.	200,000	-

Note payable to a stockholder in which the note principal plus interest at 10% is payable the earlier of 60 days after invoicing a certain customer, or August 20, 2020. On August 20, 2020, the interest on the note was paid and the note was renewed with an extension of the maturity date to March 30, 2021. The note is collateralized by a security interest in a certain customer purchase order.	385,000	-

Other short term payables due to stockholders and related parties	107,733	-

Total Related Party Notes Payable and Other Payables	3,347,812	200,000

Current Portion of Related Party Notes Payable and Other Payables	1,272,812	200,000

Long-term Portion of Related Party Notes Payable and Other Payables	2,075,000	$ -